Commitments and Contingencies - Charter party agreements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Jun. 30, 2025 USD ($)
Other Commitments [Line Items]
Total	$ 138,805
2026	132,450
2027	6,355
2028	0
2029	0
2030	0
2031 and thereafter	0
Future, minimum, non-cancellable charter revenues (1) [Member]
Other Commitments [Line Items]
Total	138,805	[1]
2026	132,450	[1]
2027	6,355	[1]
2028	0	[1]
2029	0	[1]
2030	0	[1]
2031 and thereafter	$ 0	[1]

[1]	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2025, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of June 30, 2025 and ii) the remaining minimum duration of each non-cancellable time charter agreement.